OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM OBLIGATIONS
OTHER LONG-TERM OBLIGATIONS

14.                               OTHER LONG-TERM OBLIGATIONS

The components of other long-term obligations at December 31 were as follows:

	2011	2010

Accrued royalties	$18,442	$14,756
Marketing development funds	4,668	7,253
Other	2,033	2,978
	$25,143	$24,987